Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	25,161,292
Proposed Maximum Offering Price per Unit	2.32
Maximum Aggregate Offering Price	$ 58,374,197.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,061.48
Offering Note	(1) Includes 12,580,646 shares of common stock underlying warrants with a weighted average exercise price of $0.47 per share and 12,580,646 shares of common stock purchased for $0.31 per share, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends or other similar event. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act, and as the difference between the proposed maximum offering price of $3.00 per share and the $0.68 per share previously utilized. (3) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	25,161,292
Proposed Maximum Offering Price per Unit	0.68
Maximum Aggregate Offering Price	$ 17,109,678.56
Amount of Registration Fee	$ 2,362.85
Offering Note	(1) Includes 12,580,646 shares of common stock underlying warrants with a weighted average exercise price of $0.47 per share and 12,580,646 shares of common stock purchased for $0.31 per share, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends or other similar event. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act, and as the difference between the proposed maximum offering price of $3.00 per share and the $0.68 per share previously utilized. (3) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.